Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 years		Dec. 31, 2010		Dec. 31, 2009
Retirement Plans [Line Items]
Contributions to defined contribution plans		$ 13.2		$ 13.2		13.5
Contributions to multi-employer plans		1.8		2.1		2.2
Minimum percentage for which multiemployer plans is funded		100.00%
Estimated prior service credit amortizable from other comprehensive income into net benefit cost		0.2
Targeted level of equity exposure		50.00%
Weighted average discount rate used to determine U.S. postretirement benefit obligation		4.60%		5.40%
Average discount rate used to determine U.S. postretirement benefit cost		5.40%		5.80%		6.40%
U.S. [Member]
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost		(1.0)		(1.0)
Expected amortization of net losses		7.6
Net periodic benefit cost	15.8	11.2
Estimated remaining service lives of the plan participants, years		11
Accumulated benefit obligation		198.5		163.6
Targeted level of equity exposure		65.00%
Long-term rate of return plan assets assumed for calculating expense		7.50%		7.50%		7.50%
Percentage of targeted and actual allocation of debt instruments accounts		35.00%
Expected contribution by the company over the next fiscal year		6.7
Defined Benefit Plan, Contributions by Employer		7.3		5.5
Non-U.S. [Member]
Retirement Plans [Line Items]
Estimated prior service credit amortizable from other comprehensive income into net benefit cost		0.1		0.2
Expected amortization of net losses		1.4
Net periodic benefit cost	16.3	21.4
Accumulated benefit obligation		140.3		142.3
U. K. [Member]
Retirement Plans [Line Items]
Percentage of targeted and actual allocation of debt instruments accounts		100.00%
Percentage of total plan assets		52.00%
Expected contribution by the company over the next fiscal year		0.2
Defined Benefit Plan, Contributions by Employer		$ 0.3		$ 0.4
Minimum [Member] | Non-U.S. [Member]
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years		4
Long-term rate of return plan assets assumed for calculating expense		1.50%	[1]	2.00%	[1]	1.80%	[1]
Maximum [Member] | Non-U.S. [Member]
Retirement Plans [Line Items]
Estimated remaining service lives of the plan participants, years		21
Long-term rate of return plan assets assumed for calculating expense		6.25%	[1]	6.25%	[1]	7.00%	[1]

[1]	The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 95% of the projected benefit obligation.